Revision to Previously Issued Interim Financial Statements - Summary of Forth Revisions to the Unaudited Interim Condensed Consolidated Statements of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net (loss) income	$ 379,736	$ 159,768	$ (490,702)	$ (330,934)	$ 48,802	$ 152,977	$ (1,850,096)	$ 414,674
Depreciation, amortization and impairment			65,543	127,315	188,999	260,844	253,719	278,056
Interest expense			104,556	192,841	271,377	348,764	441,554	404,299
Net cash flow from operating activities			463,031	882,819	1,711,489	$ 2,082,009	1,371,331	372,665
As Reported
Cash flows from operating activities
Net (loss) income	374,800	155,801	(493,928)	(338,127)	36,673		(1,858,601)	398,518
Depreciation, amortization and impairment			64,911	126,052	187,104		251,311	276,513
Interest expense			108,414	201,297	285,401		452,467	421,998
Net cash flow from operating activities			463,031	882,819	1,711,489		1,371,331	372,665
Adjustment
Cash flows from operating activities
Net (loss) income	4,936	3,967	3,226	7,193	12,129		8,505	16,156
Depreciation, amortization and impairment			632	1,263	1,895		2,408	1,543
Interest expense			(3,858)	$ (8,456)	$ (14,024)		$ (10,913)	$ (17,699)
As Revised
Cash flows from operating activities
Net (loss) income	$ 379,736	$ 159,768	$ (490,702)